Discontinued Operations Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2015
Global Workplace Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table summarizes the results of GWS, reclassified as discontinued operations for the fiscal years ended September 30, 2015, 2014 and 2013 (in millions):

	Year Ended September 30,
	2015	2014	2013

Net sales	$3,025	$4,079	$4,265

Income from discontinued operations before income taxes	1,203	119	119
Provision for income taxes on discontinued operations	1,075	75	22
Income from discontinued operations attributable to noncontrolling interests, net of tax	4	15	12
Income from discontinued operations, net of tax	$124	$29	$85

Automotive Experience Electronics
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
There were no amounts related to the Automotive Experience Electronics business classified as discontinued operations for the fiscal year ended September 30, 2015. The following table summarizes the results of the Automotive Experience Electronics business, classified as discontinued operations for the fiscal years ended September 30, 2014 and 2013 (in millions):

	Year Ended September 30,
	2014	2013

Net sales	$1,027	$1,320

Income (loss) from discontinued operations before income taxes	(8)	578
Provision for income taxes on discontinued operations	202	472
Income from discontinued operations attributable to noncontrolling interests, net of tax	8	5
Income (loss) from discontinued operations, net of tax	$(218)	$101